NET LOSS PER SHARE - Anti-Dilutive effect (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	88,422,278	119,906,638	121,463,700
Options to purchase common stock and unvested RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	34,145,397	8,232,204	9,773,702
Redeemable preferred stock and redeemable convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	53,435,900	111,452,020	111,452,020
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	840,981	222,414	237,978